Provisions for employee benefits	6 Months Ended
Jun. 30, 2026
Provisions for employee benefits.
Provisions for employee benefits
21.	Provisions for employee benefits

	June 30,	December 31,
	2026	2025
	(Unaudited)
Post-employment benefits
Health	9,238	9,004
Pension	1,727	1,980
Education	429	433
Bonds	269	285
Other plans	176	166
Termination benefits - Voluntary retirement plan	750	828
	12,589	12,696
Social benefits and salaries	896	1,219
Other employee benefits	11	38
	13,496	13,953
Current	3,054	3,481
Non-current	10,442	10,472
	13,496	13,953

21.1.Plan assets

The assets of the plan are represented by the resources delivered to the Autonomous Pension Funds for the payment of the pension liability of the obligations for pension and pension bonds; related to health and education oversees Ecopetrol S.A. and XM (Ecopetrol S.A. oversees health and education matters). The destination of the resources of the autonomous patrimonies, as well as their yields, cannot be changed or returned to the Group until all the obligations are fulfilled.

Plan assets balance is $11,772 and $11,530 as of June 30, 2026 and December 31, 2025, respectively. 51.84% (2025 – 58.48%) are fair value level 1 and 48.16% (2025 – 51.52%) are under level 2 category. The following is the balance of plan assets by fair value hierarchy level as of June 30, 2026 and December 31, 2025:

	Level 1		Level 2 (1)		Total
	June	December	June	December	June	December
	2026	2025	2026	2025	2026	2025
Other foreign currency denominated securities	2,993	3,042	—	4	2,993	3,046
Bonds issued by the national government	2,591	1,981	651	1,109	3,242	3,090
Securities denominated in local currency	334	330	3,012	2,912	3,346	3,242
Variable yield bonds	223	223	—	—	223	223
Bonds issued by private entities	14	14	1,670	1,691	1,684	1,705
Other public bonds	—	—	—	—	—	—
Others	—	—	284	224	284	224
	6,155	5,590	5,617	5,940	11,772	11,530
(1)	The valuation techniques and inputs used in the fair value measurement of level 2 instruments consist in income approach (discounted cash flows) using the cash flows of the instruments, yield curves and credit spreads based on credit ratings.

There were no transfers between hierarchy levels for the period ended June 30, 2026 and the year ended December 31, 2025.